Financial instruments risk, Liquidity risk (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Liquidity risk [Abstract]
Trade payables	$ 356,200	$ 350,653
Accounts payable and accrued expenses	588,471	340,744
Related parties	172,409	147,098
Leasing liabilities	82,602	167,579
Financial debt	$ 477,048	$ 76,513
Liquidity Risk [Member]
Liquidity risk [Abstract]
Percentage of financial liabilities due in next 12 months	74.00%	90.00%
Minimum liquidity requirement period	30 days
Liquidity Risk [Member] | In 6 Months [Member]
Liquidity risk [Abstract]
Trade payables	$ 52,202	$ 9,606
Accounts payable and accrued expenses	356,200	350,653
Related parties		0
Leasing liabilities		0
Financial debt	13,286	38,426
Total financial liabilities	421,688	398,685
Liquidity Risk [Member] | 6 to 12 Months [Member]
Liquidity risk [Abstract]
Trade payables	50,186	54,533
Accounts payable and accrued expenses	0	0
Related parties	588,471	340,744
Leasing liabilities	172,409	147,098
Financial debt	9,133	28,717
Total financial liabilities	820,199	571,092
Liquidity Risk [Member] | 1 to 4 Years [Member]
Liquidity risk [Abstract]
Trade payables	114,163	12,374
Accounts payable and accrued expenses	0	0
Related parties		0
Leasing liabilities		0
Financial debt	21,791	49,573
Total financial liabilities	135,954	61,947
Liquidity Risk [Member] | More than 4 Years [Member]
Liquidity risk [Abstract]
Trade payables	260,497	0
Accounts payable and accrued expenses	0	0
Related parties		0
Leasing liabilities		0
Financial debt	38,392	50,863
Total financial liabilities	$ 298,889	$ 50,863